Derivative Financial Instruments - Summary of Net Gains or Losses Arising from Fair Value and Cash Flow Hedges Included in Net Trading and Other Income (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about hedges
Hedge ineffectiveness	£ 29	£ 13	£ 20
Fair Value and Cash Flow Hedges
Disclosure of detailed information about hedges
Gains/(losses) on hedging instruments	2,381	852	(299)
(Losses)/gains on hedged items attributable to hedged risks	(2,316)	(800)	365
Fair value hedging ineffectiveness	65	52	66
Cash flow hedging ineffectiveness	(36)	(39)	(46)
Hedge ineffectiveness	£ 29	£ 13	£ 20